UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22907

Blackstone Real Estate Income Fund II

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Fund II

Schedule of Investments

March 31, 2016 (Unaudited)

Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 100.7% (COST $208,065,904)	$212,796,096

Other Assets, less Liabilities — (0.7)%	(1,388,550)

Total Net Assets — 100.0%	$211,407,546

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund II

Notes to Schedule of Investments

March 31, 2016 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund II (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Fund commenced investment operations on April 1, 2014. The Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Fund pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The investment manager of the Master Fund and the Fund is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Fund supervises the conduct of the Master Fund’s and the Fund’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Master Fund’s and the Fund’s day-to-day investment activities and operations.

The Master Fund’s Schedule of Investments, which is attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction with the Fund’s Schedule of Investments. At March 31, 2016, the Fund held a 26% ownership interest in the Master Fund.

2. Basis of Presentation

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment in Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. See Note 3 to the Master Fund’s Notes to Consolidated Schedule of Investments for the determination of fair value of the Master Fund’s investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 137.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 101.4%
1211 Avenue of the Americas Trust, Series 2015-1211, Class E, 4.14%, 08/10/35 (a),(b),(c)	$3,724,000	$3,298,184
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(c),(d)	12,573,000	12,510,692
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(d)	7,902,000	7,917,220
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(d)	10,071,000	9,661,461
American Homes 4 Rent,
Series 2015-SFR2, Class D, 5.04%, 10/17/45 (a),(c)	3,440,000	3,395,241
Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(c)	4,857,000	4,824,845
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 5.94%, 12/15/31 (a),(b),(d)	9,361,000	8,256,490
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(c),(e)	14,843,755	10,777,368
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 3.77%, 12/15/29 (a),(b),(d)	8,446,000	7,916,415
Series 2014-INLD, Class F, 2.95%, 12/15/29 (a),(b),(c),(d)	45,859,000	40,956,017
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 5.44%, 01/15/28 (a),(b),(d)	8,915,000	8,417,726
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 4.04%, 05/15/32 (a),(b),(d)	26,904,000	26,054,038
Series 2015-RRI, Class F, 4.89%, 05/15/32 (a),(b),(c),(d)	26,137,000	25,269,774
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28 (a),(b),(c),(d)	14,884,000	13,348,611
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(c),(d)	11,129,100	11,173,886
Series 2014-ATLS, Class EFL, 3.44%, 07/05/33 (a),(b),(d)	10,000,000	9,668,066
Carefree Portfolio Trust, Series 2014-CARE, Class F, 3.02%, 11/15/19 (a),(b),(d)	13,538,000	12,718,935
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 4.88%, 09/10/45 (a),(b),(d)	6,296,926	5,428,856
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 5.10%, 11/10/46 (a),(b)	3,108,000	2,776,638
Colony American Homes, Series 2014-1A, Class E, 3.24%, 05/17/31 (a),(b),(c),(d)	11,939,830	11,204,594
Colony American Homes, Series 2014-2A, Class E, 3.63%, 07/17/31 (a),(b),(c),(d)	4,536,361	4,308,415
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 3.97%, 06/10/46 (a),(b),(d)	17,866,000	15,078,223
Series 2013-CR8, Class E, 3.97%, 06/10/46 (a),(b),(c),(d)	10,522,000	7,895,081
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.80%, 05/10/47 (a),(b),(c)	8,387,000	6,207,538
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 4.09%, 08/15/31 (a),(b)	16,445,000	15,547,661
Series 2014-FL5, Class KH2, 4.94%, 08/15/31 (a),(b),(d)	10,598,000	9,987,248
Commercial Mortgage Trust, Series 2014-KYO, Class F, 3.94%, 06/11/27 (a),(b),(d)	16,495,000	16,284,309
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,351,978
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.47%, 12/10/47 (a),(b),(c)	9,693,000	6,494,372
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.68%, 05/10/48 (a),(b)	12,105,000	10,867,715
Series 2015-CR23, Class CME, 3.68%, 05/10/48 (a),(b),(c)	15,044,000	13,362,278
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.34%, 12/10/45 (a),(b),(c)	12,489,160	9,865,043
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39	11,034,000	9,258,966
Credit Suisse Mortgage Trust,
Series 2014-USA, Class D, 4.37%, 09/15/37 (a)	4,422,000	3,943,241
Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(c)	9,523,000	7,790,012
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.44%, 04/15/29 (a),(b),(d)	7,993,000	7,657,105
Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 4.59%, 03/15/17 (a),(b),(d)	26,859,000	26,030,169
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (a),(b)	14,277,197	13,063,636
Series 2008, Class C, 1.33%, 12/21/42 (b)	7,500,000	5,377,500
Series 2008, Class D, 1.48%, 12/21/42 (a),(b)	4,219,000	1,869,017
Series 2008, Class E, 8.07%, 12/21/42 (b)	5,156,000	1,314,780
Series 2008, Class F, 2.08%, 12/21/42 (b)	20,293,729	2,151,135
Equity Mortgage Trust, Series 2014-INNS, Class F, 4.34%, 05/08/31 (a),(b),(c),(d)	24,443,000	22,972,851
FREMF Mortgage Trust, Series 2015-K50, Class B, 3.78%, 10/25/48 (a),(b),(d)	10,000,000	8,666,943
FREMF Mortgage Trust, Series 2015-K51, Class C, 3.95%, 10/25/48 (a),(b),(c)	4,067,000	3,048,768
FREMF Mortgage Trust, Series 2015-K720, Class C, 3.39%, 07/25/22 (a),(b),(c)	4,814,000	3,943,563
FREMF Mortgage Trust, Series 2015-K721, Class B, 3.57%, 11/25/47 (a),(b),(d)	28,000,000	24,769,808
FREMF Mortgage Trust, Series 2016-K53, Class C, 4.16%, 01/25/26 (a),(b)	7,748,000	5,619,519

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.38%, 12/15/19 (a),(b),(d)	$20,361,000	$19,046,382
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a),(b),(c)	4,087,000	3,706,405
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(d)	13,847,571	12,290,870
Great Wolf Trust, Series 2015-WOLF, Class E, 4.89%, 05/15/34 (a),(b),(d)	23,719,000	22,447,617
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	4,595,000	3,905,750
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.79%, 08/10/45 (b),(c),(d)	25,483,000	24,338,849
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.85%, 11/10/45 (a),(b),(c)	10,250,422	8,141,635
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.39%, 07/15/31 (a),(b),(c),(d)	19,516,000	18,996,589
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.41%, 07/10/48 (b),(c)	6,297,000	6,038,544
GS Mortgage Securities Trust, Series 2015-GC34, Class D, 2.98%, 10/10/48 (c)	5,000,000	3,311,621
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.04%, 06/15/29 (a),(b),(d)	10,000,000	9,507,202
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-ATRM, Class E, 6.43%, 10/05/28 (a),(d)	16,400,000	16,228,992
Series 2016-ATRM, Class F, 7.29%, 10/05/28 (a),(d)	13,600,000	13,263,797
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(c)	4,728,280	3,617,720
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 4.69%, 11/15/31 (a),(b),(d)	12,282,000	11,596,689
JP Morgan Chase Commercial Mortgage Trust, Series 2015-SGP, Class D, 4.94%, 07/15/36 (a),(b),(d)	30,786,000	30,245,663
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class E, 3.87%, 01/15/47 (a),(b),(c)	4,949,000	3,443,142
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C, 4.31%, 07/15/48 (b),(c)	4,510,500	4,103,166
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, 4.67%, 11/15/48 (b),(c)	7,890,000	7,076,595
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c),(d)	12,810,810	10,175,965
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.84%, 06/12/50 (b),(c)	8,222,000	3,489,677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(d)	12,300,651	9,788,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.08%, 07/15/46 (a),(b),(c)	10,598,802	7,914,380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.77%, 10/15/46 (a),(b),(d)	6,233,532	4,892,860
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.30%, 02/15/46 (a),(b),(d)	10,844,953	7,961,892
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.16%, 05/15/46 (a),(b),(c)	5,516,000	4,213,517
Series 2013-C9, Class F, 4.16%, 05/15/46 (b),(c)	8,644,588	6,412,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.83%, 02/15/47 (a),(b),(c)	2,315,542	1,968,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.90%, 04/15/47 (a),(b),(c)	4,000,000	2,993,481
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (a),(c)	4,420,000	4,289,600
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 4.00%, 04/22/28 (b),(f)	5,470,085	5,872,729
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	16,829,837	16,587,879
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(c)	11,095,000	10,023,588
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	22,785,682	22,128,406
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.67%, 12/15/46 (a),(b)	3,446,000	3,054,491

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $860,371,169)		843,376,597

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Commercial Mortgage Trust, Series 2013-LC6, Class XC, 0.79%, 01/10/46 (a),(b),(c)	92,323,222	4,281,572
JP Morgan Chase Commercial Mortgage Trust, Series 2013-C16, Class XC, 1.25%, 12/15/46 (a),(b),(c)	36,883,521	2,610,546
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 0.85%, 04/15/47 (a),(b),(c)	28,065,772	1,437,049

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $8,451,511)		8,329,167

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value
MEZZANINE DEBT — 21.4%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.62%, 07/05/33 (a),(b),(c)	$20,204,000		$19,512,328
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.41%, 11/15/19 (a),(b),(c)	24,624,000		24,514,396
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/20 (b),(c)	102,500,000		103,051,470
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 6.16%, 08/15/22 (a),(b),(c)	14,776,000		14,657,349
Equity Mortgage Trust, Series 2014-INMZ, Class M, 5.19%, 05/08/31 (a),(b),(c)	16,207,241		15,806,345

TOTAL MEZZANINE DEBT (COST $178,733,806)			177,541,888

BANK LOAN — 2.0%
Four Seasons Holdings, Inc., 6.25%, 12/27/20	17,028,000		16,829,283

TOTAL BANK LOAN (COST $17,061,102)			16,829,283

HIGH YIELD BONDS & NOTES — 4.7%
CPUK Finance Ltd., 7.00%, 02/28/42 (d),(f)	26,162,000		39,048,804

TOTAL HIGH YIELD BONDS & NOTES (COST $40,878,858)			39,048,804

	Shares		Value
COMMON STOCK — 2.8%
REITS-Mortgage — 2.8%
Apollo Commercial Real Estate Finance, Inc. (c)	1,409,148		22,969,112

TOTAL COMMON STOCK (COST $22,753,065)			22,969,112

TOTAL LONG-TERM INVESTMENTS (COST $1,128,249,511)			$1,108,094,851

	Principal Amount		Value
SHORT-TERM INVESTMENT — 3.7%
MUTUAL FUND-MONEY MARKET FUND — 3.7%
JP Morgan Prime Money Market, Capital Class	$31,244,091		31,244,091

TOTAL SHORT-TERM INVESTMENTS (COST $31,244,091)			$31,244,091

TOTAL INVESTMENTS IN SECURITIES — 137.0% (COST $1,159,493,602) (g)			$1,139,338,942

SECURITIES SOLD SHORT — (14.3)%
FOREIGN GOVERNMENT OBLIGATION — (4.1)%
United Kingdom Gilt, 2.00%, 07/22/20	22,669,000	GBP	(34,291,641)

TOTAL FOREIGN GOVERNMENT OBLIGATION (PROCEEDS $36,105,107)			(34,291,641)

U.S. TREASURY NOTES — (10.2)%
U.S. Treasury Notes, 1.38%, 03/31/20	$50,000,000		(50,580,070)
U.S. Treasury Notes, 1.63%, 02/15/26	10,000,000		(9,870,313)
U.S. Treasury Notes, 2.00%, 08/15/25	3,243,000		(3,308,684)
U.S. Treasury Notes, 2.25%, 11/15/25	20,000,000		(20,833,986)

TOTAL U.S. TREASURY NOTES (PROCEEDS $83,242,913)			(84,593,053)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $119,348,020)			$(118,884,694)

Other Assets and Liabilities (h) — (22.7)%			(188,898,284)

Net Assets — 100.0%			$831,555,964

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	Variable/floating interest rate security. Rate presented is as of March 31, 2016.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(e)	Non-interest bearing bond.
(f)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	The cost for federal income tax purposes was $1,159,493,602. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $29,767,932. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,613,272 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,154,660.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.

Abbreviation Legend:
REITS	Real Estate Investment Trusts

Reverse Repurchase Agreements Outstanding at March 31, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	2.01%	02/16/16	06/17/16	$7,764,000	$7,783,459
Citigroup Global Markets, Inc.	1.77%	11/24/15	05/24/16	6,936,000	6,979,958
Citigroup Global Markets, Inc.	2.01%	12/17/15	06/17/16	19,749,000	19,865,590
Deutsche Bank Securities, Inc.	1.45%	11/16/15	05/13/16	33,191,167	33,366,832
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.67%	02/19/16	05/19/16	2,680,000	2,688,348
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.67%	02/19/16	05/19/16	6,968,000	6,989,705
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57%	02/19/16	05/19/16	6,474,000	6,493,411
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	02/19/16	05/19/16	10,340,000	10,368,590
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	02/19/16	05/19/16	10,979,000	11,009,357
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	02/19/16	05/19/16	1,649,000	1,653,559
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	02/19/16	05/19/16	4,895,000	4,908,535
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	02/25/16	05/25/16	5,201,000	5,213,066
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.44%	02/29/16	05/31/16	4,072,000	4,080,832
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.44%	02/29/16	05/31/16	4,157,000	4,166,016
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.63%	03/15/16	06/15/16	4,968,000	4,974,170
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.38%	03/15/16	06/15/16	3,913,000	3,917,398
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.38%	03/15/16	06/15/16	4,878,000	4,883,482
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.38%	03/15/16	06/15/16	2,498,000	2,500,807
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.38%	03/15/16	06/15/16	2,366,000	2,368,659
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57%	03/22/16	06/22/16	8,376,000	8,381,980
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57%	03/22/16	06/22/16	7,213,000	7,218,149
Royal Bank of Canada	2.03%	10/28/15	04/28/16	6,871,000	6,931,491
Royal Bank of Canada	2.27%	12/04/15	06/06/16	12,778,000	12,873,858
Royal Bank of Canada	2.17%	12/04/15	06/06/16	18,533,000	18,665,905
Royal Bank of Canada	2.64%	12/09/15	12/09/16	6,175,000	6,226,627
Royal Bank of Canada	2.54%	12/09/15	12/09/16	10,443,000	10,527,003
Royal Bank of Canada	2.73%	12/23/15	12/23/16	10,443,000	10,522,069
Royal Bank of Canada	2.67%	01/08/16	01/06/17	5,525,000	5,559,361
Royal Bank of Canada	2.66%	01/14/16	01/13/17	18,633,000	18,740,231
Royal Bank of Canada	2.81%	01/15/16	01/13/17	2,839,000	2,856,082
Royal Bank of Canada	2.71%	01/15/16	01/13/17	1,386,000	1,394,043
Royal Bank of Canada	2.13%	01/21/16	07/22/16	5,789,000	5,813,350
Royal Bank of Canada	2.03%	01/22/16	07/22/16	8,041,000	8,072,712
Royal Bank of Canada	2.15%	01/22/16	07/22/16	17,864,000	17,938,794
Royal Bank of Canada	2.39%	01/25/16	01/25/17	11,135,000	11,184,606
Royal Bank of Canada	2.76%	01/26/16	01/25/17	5,149,000	5,175,016
Royal Bank of Canada	2.66%	01/26/16	01/25/17	11,784,000	11,841,379

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.66%	01/26/16	01/25/17	$14,723,000	$14,794,690
Royal Bank of Canada	2.70%	01/29/16	01/30/17	10,615,000	10,665,164
Royal Bank of Canada	2.32%	02/12/16	08/12/16	9,390,000	9,419,594
Royal Bank of Canada	2.63%	02/17/16	02/16/17	11,759,000	11,796,774
Royal Bank of Canada	2.24%	02/18/16	08/18/16	6,834,000	6,852,292
Royal Bank of Canada	2.76%	03/10/16	03/10/17	10,422,000	10,439,559
Royal Bank of Canada	2.85%	03/21/16	03/21/17	8,045,000	8,052,011
Royal Bank of Canada	2.81%	03/23/16	04/25/16	13,003,000	13,012,146
Royal Bank of Canada	2.71%	03/23/16	04/25/16	3,934,000	3,936,669
Royal Bank of Canada	2.31%	03/30/16	09/30/16	22,848,000	22,850,933

Total Reverse Repurchase Agreements Outstanding				$424,228,167	$425,954,262

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,484,000	USD	8,531,459	Citigroup Global Markets, Inc.	07/31/17	$(623,199)
USD	5,754,330	EUR	5,100,000	State Street Bank and Trust Company	09/28/16	(82,925)
USD	63,426,848	GBP	40,804,714	Citigroup Global Markets, Inc.	07/31/17	4,583,980

Total Forward Foreign Currency Exchange Contracts Outstanding						$3,877,856

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2016

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.21	(5.00)%	12/20/18	Citibank, N.A.	28,800,000 USD	$(1,660,115)	$(2,229,120)	$569,005
CDX.NA.HY.22	(5.00)%	06/20/19	Citibank, N.A.	58,560,000 USD	(3,533,751)	(4,449,198)	915,447
CDX.NA.HY.23	(5.00)%	12/20/19	Citibank, N.A.	88,270,000 USD	(5,631,527)	(3,909,262)	(1,722,265)
CDX.NA.HY.25	(5.00)%	12/20/20	Citibank, N.A.	102,000,000 USD	(2,917,822)	990,950	(3,908,772)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(13,743,215)	$(9,596,630)	$(4,146,585)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2016

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.7	(3.00)%	01/25/47	Bank of America, N.A.	19,983,880 USD	$1,806,490	$3,015,332	$(1,208,842)
CMBX.NA.BB.6	(5.00)%	05/25/63	Bank of America, N.A.	3,770,390 USD	419,704	44,263	375,441

Total OTC Credit Default Swaps on Index (Buy Protection)					$2,226,194	$3,059,595	$(833,401)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2016

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Bank of America, N.A.	4,487,000 USD	$(499,473)	$(462,555)	$(36,918)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Bank of America, N.A.	4,420,000 USD	(492,015)	(529,903)	37,888
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	99,555,820 USD	(11,082,120)	850,491	(11,932,611)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	10,019,220 USD	(1,115,296)	(427,051)	(688,245)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	11,674,830 USD	(1,299,591)	(11,918)	(1,287,673)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	11,838,410 USD	(1,845,550)	(322,722)	(1,522,828)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	$(779,475)	$(9,739)	$(769,736)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Goldman Sachs & Co.	8,067,000 USD	(1,257,605)	(117,833)	(1,139,772)
CMBX.NA.BBB-.7	BBB	3.00%	01/17/47	Citibank, N.A.	4,186,000 USD	(378,403)	(199,978)	(178,425)
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Goldman Sachs & Co.	12,894,810 USD	(1,165,657)	(1,454,211)	288,554
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Morgan Stanley & Co. LLC	18,468,430 USD	(1,669,497)	(832,136)	(837,361)
CMBX.NA.BBB.-7	BBB	3.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(400,055)	(139,593)	(260,462)

Total OTC Credit Default Swaps on Index (Sell Protection)						$(21,984,737)	$(3,657,148)	$(18,327,589)

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Americold Realty Operating Partnership L.P.	11/03/2022	Citibank, N.A.	32,418,750 USD	$802,309
CityCenter Holdings LLC	10/16/2020	Citibank, N.A.	5,281,016 USD	(517)
CityCenter Holdings LLC	10/16/2020	Citibank, N.A.	2,409,567 USD	5,875
CPUK Finance Ltd.	08/28/2020	Citibank, N.A.	30,000,000 GBP	3,096,167
CPUK Finance Ltd.	12/28/2020	Citibank, N.A.	15,029,000 USD	(18,101)
Four Seasons Holding, Inc.	12/28/2020	Citibank, N.A.	1,768,000 USD	4,448
Four Seasons Holding, Inc.	12/27/2020	Citibank, N.A.	2,954,900 USD	5,735
Four Seasons Holding, Inc.	12/28/2020	Citibank, N.A.	1,768,000 USD	2,250
J.C. Penney Corp., Inc.	05/22/2018	Citibank, N.A.	3,427,634 USD	33,690
J.C. Penney Corp., Inc.	05/22/2018	Citibank, N.A.	3,412,748 USD	33,543

Total OTC Total Return Swaps Outstanding				$3,965,399

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2016

Master Fund Pay/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.860%	10/10/23	Citibank, N.A.	75,000,000 USD	$(2,207,009)	$—	$(2,207,009)
Receives	Three-Month Libor	2.031%	05/20/21	Citibank, N.A.	100,000,000 USD	(4,177,510)	—	(4,177,510)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(6,384,519)	$—	$(6,384,519)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Consolidated Schedule of Investments

March 31, 2016 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund Cayman Ltd. (the “Subsidiary”) organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Feeder Funds supervises the conduct of the Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars, unless otherwise noted.

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Master Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Master Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

3. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•	Level 3—pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund

Notes to Consolidated Schedule of Investments (Continued)

March 31, 2016 (Unaudited)

The following is a summary categorization, as of March 31, 2016, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$819,600,529	$23,776,068	$843,376,597
Interest Only Commercial Mortgage-Backed Securities	—	8,329,167	—	8,329,167
Mezzanine Debt	—	177,541,888	—	177,541,888
Bank Loan	—	16,829,283	—	16,829,283
High Yield Bonds & Notes	—	39,048,804	—	39,048,804
Common Stock	22,969,112	—	—	22,969,112
Mutual Fund-Money Market Fund	31,244,091	—	—	31,244,091
Total Investments in Securities	$54,213,203	$1,061,349,671	$23,776,068	$1,139,338,942
Forward Foreign Currency Exchange Contracts (1)	—	4,583,980	—	4,583,980
Credit Default Swap Contracts	—	2,226,194	—	2,226,194
Total Return Swap Contracts (1)	—	3,984,017	—	3,984,017
Cash	5,469,439	—	—	5,469,439
Restricted cash segregated with counterparties	175,575,914	—	—	175,575,914
Total Assets	$235,258,556	$1,072,143,862	$23,776,068	$1,331,178,486

Liability Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Foreign Government Obligation	$—	$34,291,641	$—	$34,291,641
U.S. Treasury Notes	—	84,593,053	—	84,593,053
Total Securities Sold Short	$—	$118,884,694	$—	$118,884,694
Reverse Repurchase Agreements	—	425,954,262	—	425,954,262
Forward Foreign Currency Exchange Contracts (1)	—	706,124	—	706,124
Credit Default Swap Contracts	—	35,727,952	—	35,727,952
Total Return Swap Contracts (1)	—	18,618	—	18,618
Interest Rate Swap Contract	—	6,384,519	—	6,384,519
Total Liabilities	$—	$587,676,169	$—	$587,676,169

(1)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

The changes in investments measured at fair value for which the Master Fund used Level 3 inputs to determine fair value are as follows:

Asset Description:	Commercial Mortgage- Backed Securities
Balance as of January 1, 2016	$24,100,317
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(307,728)
Net realized gain (loss)	44,477
Amortization Premium/Discount	62,643
Net change in unrealized appreciation	(123,641)

Balance as of March 31, 2016	$23,776,068

Net change in unrealized appreciation related to investments still held as of March 31, 2016	$(123,641)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund II

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

May 26, 2016

By:	/s/ Garrett Goldberg
Garrett Goldberg
(Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

May 26, 2016